Cover Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	GRIFFON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06620
Entity Tax Identification Number	11-1893410
Entity Address, Address Line One	712 Fifth Avenue, 18th Floor
Entity Address, City or Town	New York
City Area Code	212
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Local Phone Number	957-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.25 par value
Trading Symbol	GFF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000050725